RESTRICTED CASH (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Cash Collateral for Borrowed Securities	$ 7,973,955	$ 3,207,813